Empower Core Strategies International Equity Fund Performance Management - Empower Core Strategies International Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Institutional Class shares for each full calendar year since inception and by comparing the Fund’s average annual total returns to the performance of a broad-based securities market index.The returns shown below (before and after taxes) are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses.Performance information prior to April 30, 2025, includes the performance of a sub-adviser that no longer manages the Fund’s investment portfolio. Consequently, the Fund’s total returns shown below for the periods prior to that date are not necessarily indicative of the performance of the Fund as it is currently managed.Updated performance information may be obtained at www.empower.com/investments/empower-funds/fund-documents (the website does not form a part of this Prospectus).
Performance Past Does Not Indicate Future [Text]	The returns shown below (before and after taxes) are historical and are not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risk of investment in the Fund by showing the performance of the Fund’s Institutional Class shares for each full calendar year since inception and by comparing the Fund’s average annual total returns to the performance of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses.
Bar Chart [Heading]	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	Quarter EndedTotal ReturnBest QuarterDecember 31, 202218.27%Worst QuarterMarch 31, 2020-24.95%
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Narrative	After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who are tax-exempt or who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Market Index Changed
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown do not apply to investors who are tax-exempt or who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares.
Performance Availability Website Address [Text]	www.empower.com/investments/empower-funds/fund-documents
Institutional
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.27%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020